Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Current assets
Cash	$ 1,891,772	$ 3,067,983
Receivables	412,310	210,423
Inventory	4,173,573	4,054,473
Prepaid expenses and deposits	881,628	773,450
Assets classified as held for sale	1,383,089	2,178,145
Total current assets	8,742,372	10,284,474
Non-current assets
Property and equipment	4,685,118	4,869,593
Right-of-use assets	8,385,533	8,875,884
Intangible assets	7,886,825	9,224,165
Goodwill	28,541,323	28,541,323
Security deposit	46,871	49,011
Deferred tax asset	23,362	0
Total assets	58,311,404	61,844,450
Current liabilities
Accounts payable and accrued liabilities	2,921,426	2,508,869
Promissory note payable - current portion	2,026,667	6,080,000
Convertible promissory notes	1,156,259	1,281,442
Income taxes payable	7,736,858	4,870,170
Deferred revenue	94,068	0
Lease liabilities - current portion	398,723	325,698
Liabilities classified as held for sale	640,266	874,379
Deferred income tax liability	0	33,558
Total current liabilities	14,974,267	15,974,116
Non-current liabilities
Lease liabilities	8,554,702	8,953,425
Deposit liability	175,000	100,000
Promissory note payable	0	2,026,667
Derivative liability	239,700	1,006,368
Reclamation obligation	52,659	55,272
Total liabilities	23,996,328	28,115,848
Commitments and contingencies
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 120,047,814 and 120,047,814 shares issued and outstanding as of January 31, 2023 and 2022, respectively	105,445,792	105,236,351
Commitment to issue shares	628,141	628,141
Accumulated other comprehensive loss	(2,287,145)	(2,370,967)
Deficit	(69,471,712)	(69,764,923)
Total shareholders' equity	34,315,076	33,728,602
Total liabilities and shareholders' equity	$ 58,311,404	$ 61,844,450